Funding from Group and other subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	$ 2,136	$ 1,190
High-trigger loss-absorbing additional tier 1 capital instruments	11,052	11,837
Low-trigger loss-absorbing additional tier 1 capital instruments	2,425	2,577
UBS AG
Entity [Table]
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	38,984	36,611
Senior unsecured debt other than TLAC	4,471	2,939
High-trigger loss-absorbing additional tier 1 capital instruments	11,414	11,854
Low-trigger loss-absorbing additional tier 1 capital instruments	2,426	2,575
Total	$ 57,295	$ 53,979